Expense Example - Mercer Emerging Markets Equity Fund	Mar. 31, 2024 USD ($)
Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,603
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,318
Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,202
Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 1,026